Cover	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Matternet, Inc.
Entity Central Index Key	0002075109
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1